Baillie Gifford EAFE Pure Fund
Baillie Gifford EAFE Pure Fund
BAILLIE GIFFORD FUNDS The EAFE Pure Fund Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
10.The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Pure Fund on page 16 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford EAFE Pure Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

11. The expense tables under the section titled “Example of Expenses” for The EAFE Pure Fund on page 17 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford EAFE Pure Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	115	285	469	1,004
Class 2	104	257	423	906
Class 3	97	235	385	822
Class 4	94	225	368	786
Class 5	88	209	341	725

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford EAFE Pure Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	104	274	457	989
Class 2	93	245	411	891
Class 3	86	223	372	807
Class 4	83	214	356	770
Class 5	78	198	329	710